Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash And Cash Equivalents [Abstract]
Cash at bank and on hand	$ 70.9	$ 55.5	$ 256.1
Short-term deposits	96.6	98.2	9.3
Total cash and cash equivalents	$ 167.5	$ 153.7	$ 265.4	$ 18.6